Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 157	$ 310,315	$ 2,972	$ 313,444
UNITED STATES | U.S. Federal Government [Member]
Total	$ 157	$ 306,179	$ 2,972	$ 309,308